Variable interest entities and securitization	12 Months Ended
Dec. 31, 2017
Securitizations And Variable Interest Entities Disclosure [Abstract]
Variable interest entities and securitization
Variable interest entities and securitization

BNY Mellon has variable interests in VIEs, which include investments in retail, institutional and alternative investment funds, including CLO structures in which we provide asset management services, some of which are consolidated. The investment funds are offered to our retail and institutional clients to provide them with access to investment vehicles with specific investment objectives and strategies that address the client’s investment needs.

BNY Mellon earns management fees from these funds as well as performance fees in certain funds and may also provide start-up capital for its new funds. The funds are primarily financed by our customers’ investments in the funds’ equity or debt.
Additionally, BNY Mellon invests in qualified affordable housing and renewable energy projects, which are designed to generate a return primarily through the realization of tax credits by the Company. The projects, which are structured as limited partnerships and LLCs, are also VIEs, but are not consolidated.

The VIEs previously discussed are included in the scope of ASU 2015-02 and are reviewed for consolidation based on the guidance in ASC 810, Consolidation. We reconsider and reassess whether or not we are the primary beneficiary of a VIE when governing documents or contractual arrangements are changed that would reallocate the obligation to absorb expected losses or receive expected residual returns between BNY Mellon and the other investors. This could occur when BNY Mellon disposes of its variable interests in the fund, when additional variable interests are issued to other investors or when we acquire additional variable interests in the VIE.

The following table presents the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements, after applying intercompany eliminations, as of Dec. 31, 2017 and Dec. 31, 2016. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Consolidated investments
	Dec. 31, 2017				Dec. 31, 2016
(in millions)	Investment Management funds		Securitization	Total consolidated investments	Investment Management funds		Securitization	Total consolidated investments
Securities - Available-for-sale	$—		$400	$400	$—		$400	$400
Trading assets	516		—	516	979		—	979
Other assets	215		—	215	252		—	252
Total assets	$731	(a)	$400	$1,131	$1,231	(b)	$400	$1,631
Trading liabilities	$—		$—	$—	$282		$—	$282
Other liabilities	2		367	369	33		363	396
Total liabilities	$2	(a)	$367	$369	$315	(b)	$363	$678
Nonredeemable noncontrolling interests	$316	(a)	$—	$316	$618	(b)	$—	$618

(a)	Includes VMEs with assets of $84 million, liabilities of $1 million and nonredeemable noncontrolling interests of $1 million.

(b)	Includes VMEs with assets of $114 million, liabilities of $3 million and nonredeemable noncontrolling interests of $25 million.

BNY Mellon has not provided financial or other support that was not otherwise contractually required to be provided to our VIEs. Additionally, creditors of any consolidated VIEs do not have any recourse to the general credit of BNY Mellon.

Non-consolidated VIEs

As of Dec. 31, 2017 and Dec. 31, 2016, the following assets and liabilities related to the VIEs where BNY Mellon is not the primary beneficiary are included in our consolidated financial statements and primarily relate to accounting for our investments in qualified affordable housing and renewable energy projects.

Non-consolidated VIEs
	Dec. 31, 2017			Dec. 31, 2016
(in millions)	Assets	Liabilities	Maximum loss exposure	Assets	Liabilities	Maximum loss exposure
Securities - Available-for-sale (a)	$203	$—	$203	$42	$—	$42
Other	2,592	486	3,078	2,400	369	2,769

(a)	Investments in the Company’s sponsored CLOs.

The maximum loss exposure indicated in the above table relates solely to BNY Mellon’s investments in, and unfunded commitments to, the VIEs.